Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES [Text Block]
NOTE 17 - LEASES
The future minimum contractual lease income (charter-out rates are presented net of commissions), is as follows:

Amount
2013	173,948
2014	113,805
2015	97,123
2016	80,412
2017	80,192
2018 and thereafter	173,634

$719,114